Annual Fund Operating Expenses - Sprott Active Gold & Silver Miners ETF [Member]	Feb. 12, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.89%